Financial Assets and Financial Liabilities	12 Months Ended
Sep. 30, 2019
Financial Assets and Financial Liabilities
Financial Assets and Financial Liabilities

FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Accounting policy

Recognition

Purchases and sales by regular way of financial assets, except for loans and receivables, are recognised on trade-date, the date on which the Group commits to purchase or sell the asset. Loans and receivables are recognised on settlement date, when cash is advanced to the borrowers.

Financial liabilities are recognised when an obligation arises.
Derecognition

Financial assets are derecognised when the rights to receive cash flows from the asset have expired, or when the Group has either transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full under a ‘pass through’ arrangement and transferred substantially all the risks and rewards of ownership.

There may be situations where the Group has partially transferred the risks and rewards of ownership but has neither transferred nor retained substantially all the risks and rewards of ownership. In such situations, the asset continues to be recognised on the balance sheet to the extent of the Group’s continuing involvement in the asset.

Financial liabilities are derecognised when the obligation is discharged, cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, with the difference in the respective carrying amounts recognised in the income statement.

The terms are deemed to be substantially different if the discounted present value of the cashflows under the new terms (discounted using the original effective interest rate) is at least 10% different from the discounted present value of the remaining cash flows of the original financial liability. Qualitative factors such as a change in the currency the instrument is denominated in, a change in the interest rate from fixed to floating and conversion features are also considered.

Classification and measurement

As comparatives have not been restated upon the adoption of AASB 9 the accounting policy applied in 2019 differs to that applied in comparative periods. The accounting policy applied in comparative periods is discussed in Note 39. The accounting policy applied in 2019 is as follows.

Financial assets are grouped into the following classes: cash and balances with central banks; collateral paid, trading securities and financial assets measured at FVIS, derivative financial instruments, investment securities, loans, other financial assets and life insurance assets.

Financial assets

Financial assets are classified based on a) the business model within which the assets are managed, and b) whether the contractual cash flows of the instrument represent solely payment of principal and interest (SPPI).

The Group determines the business model at the level that reflects how groups of financial assets are managed. When assessing the business model the Group considers factors including how performance and risks are managed, evaluated and reported and the frequency and volume of, and reason for, sales in previous periods and expectations of sales in future periods.

When assessing whether contractual cash flows are SPPI, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that they may not meet the SPPI criteria include contingent and leverage features, non-recourse arrangements, and features that could modify the time value of money.

Debt instruments
If the debt instruments have contractual cash flows which represent SPPI on the principal balance outstanding they are classified at:
▪ amortised cost if they are held within a business model whose objective is achieved through holding the financial asset to collect these cash flows; or
▪ FVOCI if they are held within a business model whose objective is achieved both through collecting these cash flows or selling the financial asset; or
▪ FVIS if they are held within a business model whose objective is achieved through selling the financial asset.

Debt instruments are measured at FVIS where the contractual cash flows do not represent SPPI on the principal balance outstanding or where it is designated at FVIS to eliminate or reduce an accounting mismatch.

Debt instruments at amortised cost are initially recognised at fair value and subsequently measured at amortised cost using the effective interest rate method. They are presented net of provisions for expected credit losses determined using the ECL model. Refer to Notes 6 and 13 for further details.

Debt instruments at FVOCI are measured at fair value with unrealised gains and losses recognised in other comprehensive income except for interest income, impairment charges and foreign exchange gains and losses, which are recognised in the income statement. Impairment on debt instruments at FVOCI is determined using the ECL model and is recognised in the income statement with a corresponding amount in other comprehensive income. There is no reduction of the carrying value of the debt security which remains at fair value.

The cumulative gain or loss recognised in other comprehensive income is subsequently recognised in the income statement when the instrument is derecognised.
Debt instruments at FVIS are measured at fair value with subsequent changes in fair value recognised in the income statement.
Equity securities
Equity securities are measured at FVOCI where they:
▪ are not held for trading; and
▪ an irrevocable election is made by the Group.
Otherwise, they are measured at FVIS.

Equity securities at FVOCI are measured at fair value with unrealised gains and losses recognised in other comprehensive income, except for dividend income which is recognised in the income statement. The cumulative gain or loss recognised in other comprehensive income is not subsequently recognised in the income statement when the instrument is disposed.

Equity securities at FVIS are measured at fair value with subsequent changes in fair value recognised in the income statement.
Financial liabilities

Financial liabilities are grouped into the following classes: collateral received, deposits and other borrowings, other financial liabilities, derivative financial instruments, debt issues and loan capital.

Financial liabilities are measured at amortised cost if they are not held for trading or designated at FVIS, otherwise they are measured at FVIS.

Financial assets and financial liabilities measured at fair value through income statement are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus or minus directly attributable transaction costs respectively.

Further details of the accounting policy for each category of financial asset or financial liability mentioned above is set out in the note for the relevant item.
The Group’s policies for determining the fair value of financial assets and financial liabilities are set out in Note 22.